Label	Element	Value
Old Westbury Total Equity Fund | Old Westbury Total Equity Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Old Westbury Total Equity Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund’s goal is to seek long-term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2028
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	oef_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not agree with the ratio of expenses to average net assets before expense waiver in the Fund’s Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver for the current duration of the arrangement only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the period from February 28, 2025 (commencement of operations) through October 31, 2025, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	25.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund pursues its investment goal by investing in a diversified portfolio of equity and equity-related securities of any market capitalization. Equity and equity-related securities include, without limitation, common stocks and derivatives that provide investment exposure to equity securities. The Fund has no restrictions as to the size of the companies in which it invests. The Fund may focus its investments in any market capitalization range, and may change the allocation of its investments at any time.

Under normal circumstances, the Fund invests at least 80% of its net assets, including any borrowings for investment purposes, in equity securities. Equity securities are common stocks, preferred securities, warrants, rights, convertible securities and depositary receipts.

The Fund invests in a portfolio of securities the Adviser or the applicable sub-adviser believes has the potential for long-term capital appreciation. The Fund invests primarily in securities listed on securities exchanges or actively traded in over-the-counter markets. The securities may be listed or traded in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities. Securities in which the Fund may invest may be issued by issuers, in any sector, located in developed, emerging market or developing market countries. The Fund also may invest in other investment companies, including exchange-traded funds (“ETFs”), and a variety of derivatives, including futures, options and other derivative instruments, to seek to increase or seek to hedge, or protect, its exposure to, for example, currency value fluctuation or movements in the securities markets.

The Fund employs multiple investment strategies which the Adviser believes are complementary. The Fund’s portfolio is constructed by combining the investment styles and strategies of the Adviser and sub-advisers that have been engaged by the Fund and the Adviser.

The Fund may employ a quantitative strategy. Under a quantitative strategy, the Fund may invest in U.S. and non-U.S. equity securities with a minimum market capitalization of $250 million.

The Adviser makes the day-to-day investment decisions for portions of the Fund’s portfolio. In addition, each sub-adviser manages its allocated portion of the Fund’s portfolio by providing a model portfolio to the Adviser on an ongoing basis. The model portfolio of each sub-adviser represents such sub-adviser’s recommendation as to the securities to be purchased, sold or retained by the Fund and the recommended weightings of such securities. The Adviser then implements the investment recommendations of the sub-advisers and constructs a portfolio for the Fund that represents the aggregation of the Adviser’s portions of the Fund’s portfolio and the model portfolios of the sub-advisers, with the weighting of each sub-adviser’s model in the total portfolio determined by the Adviser.

Each sub-adviser will use its research and securities selection processes in constructing its model portfolio. The Adviser will generally invest in the component securities of the model portfolio provided by the sub-adviser and will generally invest in such securities in the same proportion as the model portfolio, which model portfolio is subject to change from time to time. However, the Adviser, in its discretion, may vary from the model portfolios under certain circumstances, such as when the Adviser believes that the securities or weightings are not appropriate for seeking to achieve the Fund’s investment objective (also referred to as investment goal), for tax or risk management purposes, based on overall portfolio characteristics, limitations (regulatory or otherwise) or other factors or to seek trading cost efficiencies, portfolio rebalancing or other portfolio construction objectives.

The Adviser may adjust the weighting of Fund assets allocated to each sub-adviser’s model at any time.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The Fund commenced operations on February 28, 2025, and therefore does not have a full calendar year of performance. Accordingly, no performance information is shown. Performance information will be available after the Fund has a full calendar year of performance.

Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	The Fund commenced operations on February 28, 2025, and therefore does not have a full calendar year of performance. Accordingly, no performance information is shown.
Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You could lose all or a part of your investment in the Fund.
Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Stock Market/Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Stock Market/Company Risk—Stock markets are volatile and can decline significantly in response to real or perceived changes to the issuer, industry, market, economic, political, regulatory, geopolitical, pandemics and epidemics and other conditions. The value of an equity security can decline significantly in response to these conditions. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis and profits may be paid out in dividends or reinvested in the company to help it grow.

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Capitalization Risk—To the extent the Fund invests in securities of companies of varying market capitalizations, it takes on the associated risks. At times, any one of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, and may have limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile and relatively less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector or during market downturns.

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Foreign Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Market Risk—Exposure to foreign markets through issuers or currencies can involve heightened risks relating to market, economic, political, regulatory, geopolitical, social, pandemics and epidemics or other conditions and additional risks. International trade tensions involving certain countries and their trading counterparties may arise from time to time which can result in trade tariffs (including those imposed by the U.S. or foreign governments), embargoes, trade limitations, trade wars and other negative consequences. Such actions and consequences may ultimately result in a significant reduction in international trade, an oversupply of certain manufactured goods, devaluations of existing inventories and potentially the failure of individual companies and/or large segments of certain country’s export industry with a potentially severe negative impact to the Fund. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions; more or less foreign government regulation; less public information; less stringent investor protections; and less stringent accounting, corporate governance, financial reporting and disclosure standards than domestic companies. The risks of foreign investments are increased in emerging markets which may, among other adverse developments or conditions, experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Currency exchange rates may fluctuate significantly over short periods of time. Such fluctuations in foreign currency exchange rates can affect the value of the Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Developing Market Countries Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Developing Market Countries Risk—The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have heightened and additional risks due to a lack of established legal, political, business and social frameworks to support securities markets.

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Exchange-Traded Funds Risk—Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks and other investments, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline. ETFs may trade at a premium or discount to the aggregate value of the underlying securities. A shareholder will be charged fees and expenses not only on Fund shares held directly but also indirectly on the ETF shares that a Fund purchases and the Fund’s investment in an ETF will subject the Fund to the risks of the ETF.

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Real Estate Investment Trusts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Real Estate Investment Trusts Risk—Real estate investment trusts or REITs and REIT-like entities carry risks generally incident to the ownership of real property, as well as additional risks such as limited diversification, poor performance by the manager of the REIT or REIT-like entity and adverse changes to the tax laws.

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk—Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise as the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Multi-Style Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Multi-Style Management Risk—The Fund employs multiple investment strategies which the Adviser believes are complementary. However, the strategies may not in fact be complementary and the Fund could experience overlapping investments, more exposure to certain securities and higher portfolio turnover and may lead to higher transaction expenses and may generate higher short-term capital gains compared to a fund using a single investment management style.

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Liquidity Risk—Liquidity risk means the risk that the Fund could not meet requests to redeem shares without significant dilution of remaining shareholders interests. Liquidity risk may also include the risk that it may be difficult or impossible to sell certain positions within an acceptable timeframe or at an acceptable price to meet the Fund’s redemption or other obligations.

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Quantitative Investment Strategy Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Quantitative Investment Strategy Risk—A portion of the Fund may be managed using a quantitative process. The impact of risk and quantitative metrics on a security’s performance can be difficult to predict, and securities that previously possessed certain desirable characteristics may not continue to demonstrate those same characteristics in the future. There can be no assurance that this quantitative process will perform as anticipated or enable the Fund to achieve its investment objective.

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Model Portfolio and Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Model Portfolio and Management Risk—The Adviser implements the investment recommendations of sub-advisers pursuant to each sub-adviser’s respective model portfolios. The Fund is subject to the risk that the performance of the portion of the Fund allocated to a particular sub-adviser’s model portfolio strategy may deviate from the performance of that sub-adviser’s model portfolio, similar strategies pursued for sub-advised funds and the sub-adviser’s other similar accounts. In addition, it is expected that trades will not be effected at the same time as when the sub-advisers implement their own trades, which could be on a daily basis, and this could cause the Fund’s return to be lower than if the sub-adviser implemented trades on behalf of the Fund. The Adviser has the discretion to not fully replicate a model portfolio, and the Adviser’s variation from a sub-adviser’s model portfolio may contribute to performance variations. If the Adviser does not invest the Fund in securities of the model portfolio at the same time and in the same weights, there may be a deviation in the Fund’s performance.

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Performance Deviation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Performance Deviation Risk—Because of the Adviser’s timing of receiving a model portfolio from a sub-adviser and investing the Fund’s assets pursuant to a sub-adviser’s model portfolio, the Fund’s portfolio may deviate from the sub-adviser’s respective model portfolio or other similar accounts or similar strategies pursued for sub-advised funds managed by such sub-adviser. Further, the timing of cash flows for the Fund, changes in a model portfolio and the effect of expenses applicable to the Fund which are not applicable to a model portfolio also may cause the Fund’s performance to deviate from the performance of the model portfolio, similar strategies pursued for sub-advised funds and similar accounts managed by such sub-adviser.

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Convertible Securities Risk—Convertible securities are subject to interest rate risk, the risk that the issuer will not be able to pay interest or dividend when due or at all, the risk that their market value may change based on changes to the issuer’s credit ratings or the market’s perception of the issuer’s creditworthiness, and the risk that their value may not increase as rapidly as the underlying common stock. Convertible bonds are subject to the risks of equity securities when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and debt instruments when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible bond is not as sensitive to interest rate changes as a similar non-convertible debt instrument.

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | New Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	New Fund Risk—The Fund is new with a short operating history. As a result, prospective investors have limited or no track record or history on which to base their investment decisions.
Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Old Westbury Total Equity Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.78%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.11%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.99%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	341
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	600
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,341

[1]	Total Annual Fund Operating Expenses will not agree with the ratio of expenses to average net assets before expense waiver in the Fund’s Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Adviser has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.98%. This commitment may not be changed or terminated at any time before October 31, 2028 without the approval of the Board of Directors.